Summary of Significant Accounting Policies - Trade receivables and current expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ 2,910	$ 422	¥ 6,415
Accumulated deficit	(8,817,850)		(6,805,635)	$ (1,278,468)
Credit loss provision recorded in current assets	4,754		2,659
Credit loss provision recorded in non-current assets	4,572		3,757
Allowance for credit losses.
Beginning balance	6,416		1,955
Provisions	24,163		6,415
Reversals	(21,253)		(1,954)
Ending balance	9,326		6,416
Trade receivables
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ 0		¥ 0
ASU 2016-13 | Cumulative Effect, Period of Adoption, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit					¥ 1,955
ASU 2016-13 | Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Credit loss provision recorded in current assets					972
Credit loss provision recorded in non-current assets					¥ 983